Other Non-Current Assets (Tables)	12 Months Ended
Oct. 31, 2025
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets	Other non-current assets comprised of the following:
	October 31, 2025	October 31, 2024
Deferred Tax Asset, net	83,357	56,310
Lease deposits	22,416	407
Total, net	105,773	56,717